Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investments

Note 3: Investments

Bonds and Notes

The statement value, which generally represents amortized cost, gross unrealized gains and losses and fair value of investments in bonds and notes at March 31, 2021 are as follows:

	Statement	Gross Unrealized
	Value	Gains	Losses	Fair Value

U.S. government and agencies	$8,733	$462	$-	$9,195
Industrial and miscellaneous	15,927	916	(321)	16,522
Commercial mortgage-backed securities	1,972	-	(16)	1,956
Residential mortgage-backed securities	1,386	54	-	1,440
Non-mortgage asset-backed securities	998	-	-	998

Total bonds and notes	$29,016	$1,432	$(337)	$30,111

The statement value, which generally represents amortized cost, gross unrealized gains and losses and fair value of investments in bonds and notes at December 31, 2020 are as follows:

		Gross	Gross
	Statement	Unrealized	Unrealized
	Value	Gains	Losses	Fair Value

U.S. government and agencies	$8,734	$1,916	$-	$10,650
Industrial and miscellaneous	16,926	1,170	(1)	18,095
Commercial mortgage-backed securities	1,977	3	-	1,980
Residential mortgage-backed securities	1,674	60	-	1,734
Non-mortgage asset-backed securities	998	-	(8)	990

Total bonds and notes	$30,309	$3,149	$(9)	$33,449

The statement value and fair value of bonds and notes at March 31, 2021, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on residential mortgage-backed, commercial mortgage-backed and non-mortgage asset-backed securities, such securities have not been classified by expected maturity in the table below by contractual maturity.

	Statement
	Value	Fair Value

Due in one year or less	$1,996	$2,063
Due after one year through five years	6,972	7,562
Due after five years through ten years	6,959	6,898
Due after ten years	8,733	9,194
Residential mortgage-backed securities	1,386	1,440
Commercial mortgage-backed securities	1,972	1,956
Non-mortgage asset-backed securities	998	998

Total bonds and notes	$29,016	$30,111

Cash and Cash Equivalents

The details of cash and cash equivalents as of March 31, 2021 and December 31, 2020, are as follows:

	March 31,	December 31,
	2021	2020

Cash equivalents	$36,688	$24,336
Cash	8,225	2,074

Total cash and cash equivalents	$44,913	$26,410

Net Investment Income

Sources of net investment income for the three months ended March 31 are summarized as follows:

	March 31,	March 31,
	2021	2020

Bonds and notes	$204	$266
Cash and cash equivalents	3	96

Gross investment income	207	362

Less investment expenses	14	15

Net investment income	$193	$347

Investment expenses are allocated from a related party for investment management fees and include interest, salaries, brokerage fees and securities’ custodial fees.

Due and accrued investment income over 90 days past due is excluded from the unaudited condensed statutory basis statements of admitted assets, liabilities, and capital and surplus as a nonadmitted asset. There was no accrued investment income excluded at March 31, 2021 and December 31, 2020 on this basis.

Net Realized Capital (Losses)

The net realized capital (losses) of ($15) and ($49) for the three months ended March 31, 2021 and 2020 related to taxes on previously deferred capital gains (losses) on intercompany portfolio transfers between the Company and affiliates.

There were no proceeds from the sales of bonds and notes for the three months ended March 31, 2021 and 2020, respectively.

Other-Than-Temporary Investment Impairments

Investment securities are reviewed for OTTI on an ongoing basis. The Company creates a watchlist of securities based primarily on the fair value of an investment security relative to its amortized cost. When the fair value drops below the Company’s amortized cost, the Company monitors the security for OTTI. The determination of OTTI requires significant judgment on the part of the Company and depends on several factors, including, but not limited to:

●	The existence of any plans to sell the investment security.
●	The extent to which fair value is less than statement value.
●	The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).
●	The financial condition and near-term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions and cash flow analysis.
●	For mortgage-backed and structured securities, the Company’s intent and ability to retain its investment for a period of time sufficient to allow for an anticipated recovery in fair value.
●	The Company’s ability to recover all amounts due according to the contractual terms of the agreements.
●	The Company’s collateral position, in the case of bankruptcy or restructuring.

A bond and note is considered to be other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company’s holding period. When this occurs, the Company records a realized capital loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis. If the bond is a loan-backed or structured security, it is considered to be other-than-temporarily impaired when the amortized cost exceeds the present value of cash flows expected to be collected and its value is not expected to recover through the Company’s holding period. The amount of OTTI recognized in net income as a realized loss equals the difference between the investment’s amortized cost basis and its expected cash flows. In determining whether an unrealized loss is expected to be other-than-temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the intent and ability of the Company to hold the investment until the fair value has recovered above its cost basis.

Management believes it has made an appropriate provision for other-than-temporarily impaired securities owned at March 31, 2021 and December 31, 2020. Future declines in fair value may result in additional OTTI. Additional OTTI will be recorded as appropriate and as determined by the Company’s regular monitoring procedures of additional facts. In light of the variables involved, such additional OTTI could be significant.

The Company did not recognize any OTTI on mortgage-backed and structured securities during the three months ended March 31, 2021 and 2020 caused by an intent to sell or lack of intent and ability to hold until recovery of the amortized cost basis.

Net Unrealized Capital (Losses)

Information regarding the Company’s bonds and notes with unrealized losses at March 31, 2021 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

	Months in Unrealized Loss Position
	Less Than		Twelve		Total
	Twelve Months		Months or Greater		March 31, 2021
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Industrial and miscellaneous	$4,651	$(321)	$-	$-	$4,651	$(321)
Commercial mortgage-backed	1,955	(16)	-	-	1,955	(16)

Total bonds and notes	$6,606	$(337)	$-	$-	$6,606	$(337)

At March 31, 2021, the Company owned six securities with a fair value of $6,606 in an unrealized loss position. The Company owned five industrial and miscellaneous securities with an unrealized loss of $321, and one commercial mortgage-backed security with an unrealized loss of $16. The total fair value of securities with unrealized losses at March 31, 2021 and which are rated “investment grade” based on having an NAIC rating of 1 or 2 is $6,606 or 100% of the total fair value of all securities with unrealized losses at March 31, 2021.

Information regarding the Company’s bonds and notes with unrealized losses at December 31, 2020 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

	Months in Unrealized Loss Position
	Less Than		Twelve		Total
	Twelve Months		Months or Greater		December 31, 2020
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Industrial and miscellaneous	$1,004	$(1)	$-	$-	$1,004	$(1)
Non-mortgage asset-backed	990	(8)	-	-	990	(8)

Total bonds and notes	$1,994	$(9)	$-	$-	$1,994	$(9)

At December 31, 2020, the Company owned two securities with a fair value of $1,994 in an unrealized loss position. The Company owned one industrial and miscellaneous security with an unrealized loss of $1, and one non-mortgage asset-backed security with an unrealized loss of $8. The total fair value of securities with unrealized losses at December 31, 2020 and which are rated “investment grade” based on having an NAIC rating of 1 or 2 is $1,994 or 100% of the total fair value of all securities with unrealized losses at December 31, 2020.

Note 3: Investments

Bonds and Notes

The statement value, which generally represents amortized cost, gross unrealized gains and losses and fair value of investments in bonds and notes at December 31, 2020 are as follows:

		Gross	Gross
	Statement	Unrealized	Unrealized
	Value	Gains	Losses	Fair Value

U.S. government and agencies	$8,734	$1,916	$-	$10,650
Industrial and miscellaneous	16,926	1,170	(1)	18,095
Commercial mortgage-backed securities	1,977	3	-	1,980
Residential mortgage-backed securities	1,674	60	-	1,734
Non-mortgage asset-backed securities	998	-	(8)	990

Total bonds and notes	$30,309	$3,149	$(9)	$33,449

The statement value, which generally represents amortized cost, gross unrealized gains and losses, and fair value of investments in bonds and notes at December 31, 2019 are as follows:

		Gross	Gross
	Statement	Unrealized	Unrealized
December 31, 2019	Value	Gains	Losses	Fair Value

U.S. government and agencies	$8,739	$454	$-	$9,193
Industrial and miscellaneous	20,455	861	-	21,316
Residential mortgage-backed securities	3,217	18	-	3,235
Non-mortgage asset-backed securities	2,001	-	-	2,001

Total bonds and notes	$34,412	$1,333	$-	$35,745

The statement value and fair value of bonds and notes at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on residential mortgage-backed, commercial mortgage-backed and non-mortgage asset-backed securities, such securities have not been displayed in the table below by contractual maturity.

	Statement
	Value	Fair Value

Due in one year or less	$2,004	$2,022
Due after one year through five years	7,964	8,709
Due after five years through ten years	6,958	7,364
Due after ten years	8,734	10,650
Residential mortgage-backed securities	1,674	1,734
Commercial mortgage-backed securities	1,977	1,980
Non-mortgage asset-backed securities	998	990

Total bonds and notes	$30,309	$33,449

Cash and Cash Equivalents

The details of cash and cash equivalents as of December 31, are as follows:

	2020	2019
Cash equivalents	$24,336	$28,122
Cash	2,074	915
Total cash and cash equivalents	$26,410	$29,037

Net Investment Income

Sources of net investment income for the years ended December 31 are summarized as follows:

	2020	2019	2018
Bonds and notes	$954	$971	$364
Cash and cash equivalents	116	709	452
Gross investment income	1,070	1,680	816
Less investment expenses	53	54	58
Net investment income	$1,017	$1,626	$758

Investment expenses include interest, salaries, brokerage fees and securities’ custodial fees.

Due and accrued investment income over 90 days past due is excluded from the statutory basis statements of admitted assets, liabilities, and capital and surplus as a nonadmitted asset. There was no accrued investment income excluded at December 31, 2020 or 2019 on this basis.

Net Realized Capital (Losses)

Net realized capital (losses) for the years ended December 31 are summarized as follows:

	2020	2019	2018
Gross gains from sales of bonds and notes	$1	$17	$17
Other	(142)	-

Realized capital gains (losses) before taxes and transfer to IMR	(141)	17	17

Tax on realized capital gains (losses)	(100)	(24)	(155)
Transfer to interest maintenance reserve	-	(13)	(13)
Net realized capital (losses)	$(241)	$(20)	$(151)

Proceeds from the sale of bonds and notes were $2,002, $338, and $651 in 2020, 2019 and 2018, respectively.

Other-Than-Temporary Investment Impairments

Investment securities are reviewed for OTTI on an ongoing basis. The Company creates a watchlist of securities based largely on the fair value of an investment security relative to its amortized cost. When the fair value drops below the Company’s amortized cost, the Company monitors the security for OTTI. The determination of OTTI requires significant judgment on the part of the Company and depends on several factors, including, but not limited to:

●	The existence of any plans to sell the investment security.
●	The extent to which fair value is less than statement value.
●	The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).
●	The financial condition and near-term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions and cash flow analysis.
●	For mortgage-backed and structured securities, the Company’s intent and ability to retain its investment for a period of time sufficient to allow for an anticipated recovery in fair value.
●	The Company’s ability to recover all amounts due according to the contractual terms of the agreements.
●	The Company’s collateral position, in the case of bankruptcy or restructuring.

A bond and note is considered to be other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company’s holding period. When this occurs, the Company records a realized capital loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis. If the bond is a loan-backed or structured security, it is considered to be other-than-temporarily impaired when the amortized cost exceeds the present value of cash flows expected to be collected and its value is not expected to recover through the Company’s holding period. The amount of the other-than-temporary impairment recognized in net income as a realized loss equals the difference between the investment’s amortized cost basis and its expected cash flows. In determining whether an unrealized loss is expected to be other-than-temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the intent and ability of the Company to hold the investment until the fair value has recovered above its cost basis.

Management believes it has made an appropriate provision for other-than-temporarily impaired securities owned at December 31, 2020 and 2019. As a result of the subjective nature of these estimates, however, additional provisions may subsequently be determined to be necessary, as new facts emerge and a greater understanding of economic trends develop. Additional OTTI will be recorded as appropriate and as determined by the Company’s regular monitoring procedures of additional facts. In light of the variables involved, such additional OTTI could be significant.

The Company did not recognize any OTTI on mortgage-backed and structured securities during 2020, 2019 and 2018 caused by an intent to sell or lack of intent and ability to hold until recovery of the amortized cost basis.

Net Unrealized Capital (Losses)

Information regarding the Company’s bonds and notes with unrealized losses at December 31, 2020 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

	Months in Unrealized Loss Position
	Less Than		Twelve		Total
	Twelve Months		Months or Greater		December 31, 2020
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Industrial and miscellaneous	$1,004	$(1)	$-	$-	$1,004	$(1)
Non-mortgage asset-backed	990	(8)	-	-	990	(8)

Total bonds and notes	$1,994	$(9)	$-	$-	$1,994	$(9)

At December 31, 2020, the Company owned two securities with a fair value of $1,994 in an unrealized loss position. The Company owned one industrial and miscellaneous security with an unrealized loss of $1, and one non-mortgage asset-backed security with an unrealized loss of $8. The total fair value of securities with unrealized losses at December 31, 2020 and which are rated “investment grade” based on having an NAIC rating of 1 or 2 is $1,994 or 100% of the total fair value of all securities with unrealized losses at December 31, 2020.

The Company had no securities in an unrealized loss position at December 31, 2019.

Assets Designated/Securities on Deposit

Iowa law requires that assets equal to a life insurer’s legal reserve must be designated for the Insurance Department for the protection of all policyholders. The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2020 and 2019, bonds and notes and cash with a statement value of $28,240 and $32,342, respectively, were accordingly designated for Iowa. Additionally, the Company designates assets for other regulatory jurisdictions who require cash and securities be deposited for the benefit of policyholders. Pursuant to these requirements, bonds and notes with a statement value of $2,119 and $2,120 were on deposit with other regulatory jurisdictions as of December 31, 2020 and 2019, respectively.

Investment Credit Risk

The Company maintains a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards, and review procedures to mitigate credit risk.